Material Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Material Accounting Policies (Details) [Line Items]
Noon buying rate	RM 4.5893	$ 1
Bottom of range [member]
Material Accounting Policies (Details) [Line Items]
Estimated useful lives years	3 years	3 years
Top of range [member]
Material Accounting Policies (Details) [Line Items]
Estimated useful lives years	5 years	5 years